Acquisition - Fair value of assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jun. 15, 2021	Sep. 30, 2021	Dec. 31, 2021
Fair values of the assets acquired and liabilities assumed
Total purchase price, net of cash acquired		$ 25,355	$ 25,355
Obalon Therapeutics Inc.
Fair values of the assets acquired and liabilities assumed
Current assets	$ 5,887
Property and equipment, net	796
Right-of-use assets	335
Other assets	1,898
Goodwill	21,566
Developed technology	2,730
Liabilities assumed	(2,650)
Total purchase price	30,562
Less: cash acquired	(5,207)
Total purchase price, net of cash acquired	$ 25,355